Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended			138 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.15		$ 0.14		$ 0.3		$ 0.27
Average number of shares eligible for dividend	451,387		450,063		451,320		449,950
Total dividends paid	$ 49,429	$ 67,688	$ 45,071	$ 58,478		$ 114,502		$ 1,659,000
Cash percentage	87.00%		86.00%		86.00%		85.00%
DRIP percentage	13.00%		14.00%		14.00%		15.00%
Total dividends paid percentage	100.00%		100.00%		100.00%		100.00%
Shares issued under the DRIP	218		190		410		406
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 67,708	$ 67,688	$ 63,009	$ 58,478	$ 135,396	$ 135,120	$ 121,487
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	58,613		53,943		117,117		103,549
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 9,095		$ 9,066		$ 18,279		$ 17,938